Eaton Vance

Minnesota Municipal Income Fund

April 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.8%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.4%
Minnesota Public Facilities Authority, (Revolving Fund), 5.00%, 3/1/29	$1,000	$1,200,800
Minnesota Public Facilities Authority, (Revolving Fund), 5.00%, 3/1/30	1,000	1,195,240

		$2,396,040

Education — 15.2%
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/29	$2,250	$2,742,480
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/31	1,000	1,206,240
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/34	500	594,670
Minnesota Higher Education Facilities Authority, (College of Saint Benedict), 4.00%, 3/1/36	400	370,812
Minnesota Higher Education Facilities Authority, (College of Saint Benedict), 5.00%, 3/1/37	1,500	1,546,095
Minnesota Higher Education Facilities Authority, (College of St. Scholastica), 4.00%, 12/1/40	1,850	1,681,520
Minnesota Higher Education Facilities Authority, (Gustavus Adolphus College), 5.00%, 10/1/35	565	620,986
Minnesota Higher Education Facilities Authority, (Macalester College), 5.00%, 3/1/27	500	584,070
Minnesota Higher Education Facilities Authority, (Macalester College), 5.00%, 3/1/28	1,010	1,177,771
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/26	450	500,742
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/32	500	547,320
Minnesota Higher Education Facilities Authority, (St. Olaf College), 4.00%, 10/1/35	500	556,390
Minnesota Higher Education Facilities Authority, (St. Olaf College), 5.00%, 12/1/29	1,815	2,108,976
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 4.00%, 10/1/32	910	969,432
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 4.00%, 10/1/36	500	518,635
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 4.00%, 10/1/37	500	517,145
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 10/1/30	650	742,957
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 10/1/34	250	283,925
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 4/1/35	750	822,945
Minnesota State Colleges and Universities, 5.00%, 10/1/26	1,535	1,872,654
Minnesota State Colleges and Universities, 5.00%, 10/1/28	1,375	1,450,666
Minnesota State Colleges and Universities, 5.00%, 10/1/30	1,455	1,534,225
University of Minnesota, 5.00%, 4/1/27	500	608,265
University of Minnesota, 5.00%, 8/1/27	625	743,162
University of Minnesota, 5.00%, 4/1/41	2,000	2,374,020

		$26,676,103

Electric Utilities — 7.4%
Central Minnesota Municipal Power Agency, 5.00%, 1/1/32	$2,100	$2,232,699
Chaska, Electric System Revenue, 5.00%, 10/1/30	550	640,568
Hutchinson, Public Utility Revenue, 5.00%, 12/1/26	350	382,795

Security	Principal Amount (000’s omitted)	Value
Minnesota Municipal Power Agency, 5.00%, 10/1/33	$250	$285,803
Minnesota Municipal Power Agency, 5.00%, 10/1/34	250	285,803
Minnesota Municipal Power Agency, 5.00%, 10/1/35	200	228,642
Northern Municipal Power Agency, 5.00%, 1/1/30	460	551,002
Northern Municipal Power Agency, 5.00%, 1/1/31	670	777,501
Northern Municipal Power Agency, 5.00%, 1/1/41	240	275,815
Rochester, Electric Utility Revenue, 5.00%, 12/1/29	700	847,616
Rochester, Electric Utility Revenue, 5.00%, 12/1/30	700	843,738
Rochester, Electric Utility Revenue, 5.00%, 12/1/42	820	962,172
St. Paul Port Authority, District Energy Revenue, 4.00%, 10/1/42	1,250	1,350,200
St. Paul Port Authority, District Energy Revenue, (AMT), 4.00%, 10/1/40	1,000	1,068,180
Western Minnesota Municipal Power Agency, 5.00%, 1/1/34	1,000	1,171,550
Western Minnesota Municipal Power Agency, 5.00%, 1/1/36	900	1,048,599

		$12,952,683

Escrowed/Prerefunded — 1.7%
Minnesota Higher Education Facilities Authority, (St. Catherine University), Prerefunded to 10/1/22, 5.00%, 10/1/26	$280	$308,560
Minnesota Higher Education Facilities Authority, (St. Catherine University), Prerefunded to 10/1/22, 5.00%, 10/1/27	310	341,620
Minnesota Higher Education Facilities Authority, (St. Catherine University), Prerefunded to 10/1/22, 5.00%, 10/1/32	560	617,120
University of Minnesota, Prerefunded to 12/1/20, 5.00%, 12/1/36	500	511,610
Western Minnesota Municipal Power Agency, Prerefunded to 1/1/24, 5.00%, 1/1/34	1,000	1,147,210

		$2,926,120

General Obligations — 40.6%
Andover, 4.00%, 2/1/30	$795	$930,341
Anoka-Hennepin Independent School District No. 11, 5.00%, 2/1/27	1,000	1,235,490
Anoka-Hennepin Independent School District No. 11, 5.00%, 2/1/28	1,040	1,279,377
Brooklyn Center, 4.00%, 2/1/30	1,060	1,235,430
Buffalo-Hanover-Montrose Independent School District No. 877, 4.00%, 2/1/24	2,000	2,097,960
Centennial Independent School District No. 12, Circle Pines, 0.00%, 2/1/28	1,000	830,580
Centennial Independent School District No. 12, Circle Pines, 0.00%, 2/1/35	350	208,278
Chaska Independent School District No. 112, 4.00%, 2/1/23	2,000	2,097,160
Cloquet Independent School District No. 94, 5.00%, 2/1/30	2,000	2,334,160
Dilworth-Glyndon-Felton Independent School District No. 2164, 4.00%, 2/1/27	730	833,251
Duluth, 5.00%, 2/1/34	1,000	1,174,220
Duluth, Series 2016A, 5.00%, 2/1/31	1,000	1,180,200
Duluth, Series 2019C, 5.00%, 2/1/31	500	625,615
Eden Prairie Independent School District No. 272, 5.00%, 2/1/30	1,000	1,244,290
Edina Independent School District No. 273, 5.00%, 2/1/28	1,625	2,014,366
Elk River Area Independent School District No. 728, 4.00%, 2/1/32	2,000	2,150,320
Hennepin County Regional Railroad Authority, 5.00%, 12/1/32	675	851,101
Hennepin County, 5.00%, 12/1/35	2,000	2,401,040
Hennepin County, 5.00%, 12/15/36	500	621,475
Hopkins Independent School District No. 270, 4.00%, 2/1/25	1,250	1,340,588
Mahtomedi Independent School District No. 832, 5.00%, 2/1/31	1,000	1,165,580
Maple River Independent School District No. 2135, 4.00%, 2/1/38(1)	1,315	1,493,261
Minneapolis Special School District No. 1, 4.00%, 2/1/33	1,500	1,727,820

Security	Principal Amount (000’s omitted)	Value
Minneapolis Special School District No. 1, 5.00%, 2/1/32	$1,500	$1,837,080
Minneapolis-St. Paul Metropolitan Council, 4.00%, 3/1/30	1,000	1,178,540
Minneapolis-St. Paul Metropolitan Council, 5.00%, 3/1/28	2,500	3,097,900
Minnesota, 5.00%, 8/1/32	2,000	2,348,160
Minnesota, 5.00%, 8/1/34	500	619,920
Minnesota, 5.00%, 10/1/34	1,000	1,217,180
Minnesota, 5.00%, 8/1/37	1,250	1,560,937
Minnesota, Prerefunded to 10/1/21, 5.00%, 10/1/27	30	31,796
North St. Paul-Maplewood-Oakdale Independent School District No. 622, 4.00%, 2/1/31	2,050	2,366,356
North St. Paul-Maplewood-Oakdale Independent School District No. 622, 5.00%, 2/1/33	1,000	1,217,370
Ramsey County, 4.00%, 2/1/24	500	509,810
Rochester Independent School District No. 535, 4.00%, 2/1/23	2,375	2,566,995
Rochester Independent School District No. 535, 4.00%, 2/1/26	1,160	1,340,183
Rosemount-Apple Valley-Eagan Independent School District No. 196, 4.00%, 2/1/28	2,000	2,275,380
Rosemount-Apple Valley-Eagan Independent School District No. 196, 5.00%, 2/1/27	1,000	1,195,320
Russell-Tyler-Ruthton Independent School District No. 2902, 5.00%, 2/1/27	1,400	1,721,580
Sartell-St. Stephen Independent School District No. 748, 0.00%, 2/1/32	1,350	992,331
Sartell-St. Stephen Independent School District No. 748, 0.00%, 2/1/37	1,500	899,595
Scott County, 4.00%, 12/1/34	2,000	2,303,560
Spring Lake Park Independent School District No. 16, 4.00%, 2/1/29	1,075	1,209,407
St. Louis Park Independent School District No. 283, 4.00%, 2/1/31	2,000	2,271,200
St. Louis Park Independent School District No. 283, 5.00%, 2/1/29	845	1,065,697
St. Louis Park, 4.00%, 2/1/28	1,000	1,167,480
St. Paul, 5.00%, 12/1/27	750	919,178
St. Paul Independent School District No. 625, 4.00%, 2/1/25	1,000	1,018,950
Waseca Independent School District No. 829, 4.00%, 2/1/28	1,575	1,782,585
Watertown-Mayer Independent School District No. 111, 0.00%, 2/1/36	1,000	651,430
Worthington Independent School District No. 518, 4.00%, 2/1/31	730	815,067

		$71,252,890

Hospital — 11.1%
Duluth Economic Development Authority, (Essentia Health Obligated Group), 5.00%, 2/15/37	$1,000	$1,098,490
Maple Grove, (Maple Grove Hospital Corp.), 5.00%, 5/1/30	850	958,639
Maple Grove, (Maple Grove Hospital Corp.), 5.00%, 5/1/31	500	561,295
Maple Grove, (Maple Grove Hospital Corp.), 5.00%, 5/1/32	500	557,830
Minneapolis and St. Paul Housing and Redevelopment Authority, (Allina Health System), 5.00%, 11/15/27	750	911,985
Minneapolis and St. Paul Housing and Redevelopment Authority, (Allina Health System), 5.00%, 11/15/29	915	1,089,701
Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Health Care), Prerefunded to 8/15/20, 5.25%, 8/15/35	1,000	1,012,460
Minneapolis, (Fairview Health Services), 5.00%, 11/15/28	225	253,422
Minneapolis, (Fairview Health Services), (LOC: Wells Fargo Bank, N.A.), 0.14%, 11/15/48(2)	1,650	1,650,000
Rochester, (Mayo Clinic), 5.00%, 11/15/38	1,000	1,001,750
Rochester, (Olmsted Medical Center), 5.875%, 7/1/30	1,500	1,507,440

Security	Principal Amount (000’s omitted)	Value
St. Cloud, (CentraCare Health System), 5.00%, 5/1/46	$2,650	$2,859,588
St. Cloud, (CentraCare Health System), 5.125%, 5/1/30	65	65,117
St. Paul Housing and Redevelopment Authority, (Fairview Health Services), 5.00%, 11/15/31	1,000	1,106,430
St. Paul Housing and Redevelopment Authority, (Fairview Health Services), 5.00%, 11/15/34	500	545,560
St. Paul Housing and Redevelopment Authority, (Fairview Health Services), 5.00%, 11/15/47	500	530,625
St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.00%, 7/1/29	500	556,760
St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.00%, 7/1/30	1,000	1,108,720
St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.00%, 7/1/32	1,995	2,188,415

		$19,564,227

Housing — 1.0%
Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.40%, 1/1/35	$1,000	$1,009,440
Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.15%, 1/1/37	760	790,210

		$1,799,650

Insured-Electric Utilities — 5.6%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	$1,150	$1,163,329
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	305	307,281
Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/25	9,000	8,319,420

		$9,790,030

Insured-Hospital — 5.2%
Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Hospitals and Clinics), (AGM), Prerefunded to 8/15/20, 5.00%, 8/15/34	$750	$759,037
Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Hospitals and Clinics), (AGM), (Liq: U.S. Bank, N.A.), 0.17%, 8/15/37(2)	500	500,000
Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Hospitals and Clinics), (AGM), (SPA: U.S. Bank, N.A.), 0.17%, 8/15/37(2)	5,635	5,635,000
Minneapolis, (Fairview Health Services), (AGM), 5.00%, 11/15/44	2,000	2,160,100

		$9,054,137

Lease Revenue/Certificates of Participation — 2.5%
Anoka-Hennepin Independent School District No. 11, 5.00%, 2/1/34	$1,000	$1,123,740
Minnesota, 5.00%, 6/1/29	1,335	1,455,110
St. Paul Independent School District No. 625, 5.00%, 2/1/27	1,500	1,851,060

		$4,429,910

Other Revenue — 1.6%
Center City, (Hazelden Betty Ford Foundation), 4.00%, 11/1/28	$825	$868,156
Center City, (Hazelden Betty Ford Foundation), 4.00%, 11/1/34	500	526,880
Center City, (Hazelden Betty Ford Foundation), 5.00%, 11/1/27	400	439,824
Center City, (Hazelden Betty Ford Foundation), 5.00%, 11/1/29	300	326,961
Minneapolis, (YMCA of the Greater Twin Cities), 4.00%, 6/1/29	260	289,551
Minneapolis, (YMCA of the Greater Twin Cities), 4.00%, 6/1/30	250	276,970
Minneapolis, (YMCA of the Greater Twin Cities), 4.00%, 6/1/31	100	110,008

		$2,838,350

Security	Principal Amount (000’s omitted)	Value
Senior Living/Life Care — 2.6%
Apple Valley, (PHS Apple Valley Senior Housing, Inc.), 5.00%, 9/1/43	$1,000	$983,700
North Oaks, (Waverly Gardens), 4.00%, 10/1/25	1,600	1,604,592
North Oaks, (Waverly Gardens), 4.00%, 10/1/26	1,680	1,680,891
Wayzata, (Folkestone Senior Living Community), 4.00%, 8/1/44	435	368,288

		$4,637,471

Transportation — 2.9%
Minneapolis-St. Paul Metropolitan Airports Commission, 5.00%, 1/1/27	$1,000	$1,178,530
Minneapolis-St. Paul Metropolitan Airports Commission, 5.00%, 1/1/35	1,000	1,084,460
Minneapolis-St. Paul Metropolitan Airports Commission, (AMT), 5.00%, 1/1/28	1,250	1,464,237
Minneapolis-St. Paul Metropolitan Airports Commission, (AMT), 5.00%, 1/1/33	1,200	1,390,644

		$5,117,871

Total Tax-Exempt Investments — 98.8% (identified cost $169,023,846)		$173,435,482

Other Assets, Less Liabilities — 1.2%		$2,188,265

Net Assets — 100.0%		$175,623,747

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2020, 10.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 5.2% to 5.6% of total investments.

(1)	When-issued security.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at April 30, 2020.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

Liq	-	Liquidity Provider

LOC	-	Letter of Credit

NPFG	-	National Public Finance Guarantee Corp.

SPA	-	Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at April 30, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$173,435,482	$—	$173,435,482
Total Investments	$—	$173,435,482	$—	$173,435,482

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.